Income Tax Expense - Schedule of Reconciliation Between Tax Expense (Details)	12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2023 MYR (RM)
Schedule of Reconciliation Between Tax Expense [Abstract]
Profit/(Loss) before income tax	RM (4,887,093)	$ (1,161,270)	RM (1,832,106)	RM 197,435
Tax calculated at tax rate of 24% (2024: 24%)	(1,172,902)	(278,705)	(439,705)	47,385
Expenses not deductible for tax purposes	385,816	91,677	559,498	624,957
Income not subject to tax				(312)
Tax concessions and deductions	(495,413)	(117,720)	(410,846)	(684,717)
Deferred tax assets not recognized	524,160	124,551	484,240	58,320
Utilization of deferred tax assets previously not recognized				(17,040)
Over provision in prior financial year				(6,720)
Expenses incurred in tax-free jurisdictions	661,811	157,260
Others	143,132	34,011	(25,831)	(8,957)
Income tax expense	RM 46,604	$ 11,074	RM 167,356	RM 12,916